Financial risk - Loss allowance by class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk
Net effect of changes in allowance for expected credit losses	$ (2,551)	$ 13,576	$ 11,849
Financial instruments that have been derecognized during the year	(16,873)	(30,007)	(39,259)
New instruments originated or purchased	21,752	14,967	27,840
Write-offs	0	(5,750)
Securities at amortized cost
Credit risk
Financial assets at beginning of period	(164,074)
Net effect of changes in allowance for expected credit losses	(20)	38	(18)
Financial instruments that have been derecognized during the year	(193)	(86)	(46)
New instruments originated or purchased	1,508	430	37
Financial assets at end of period	(631,123)	(164,074)
FVOCI
Credit risk
Financial assets at beginning of period	(231,348)
Net effect of changes in allowance for expected credit losses	0	0	0
Financial instruments that have been derecognized during the year	(17)	0	(173)
New instruments originated or purchased	0	43	0
Financial assets at end of period	(193,488)	(231,348)
Loans at amortized cost
Credit risk
Financial assets at beginning of period	(4,911,397)
Net effect of changes in allowance for expected credit losses	(2,477)	13,459	11,714
Financial instruments that have been derecognized during the year	(14,715)	(28,036)	(36,534)
New instruments originated or purchased	17,343	12,828	25,695
Financial assets at end of period	(5,734,605)	(4,911,397)
Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(639,264)
Net effect of changes in allowance for expected credit losses	(54)	79	153
Financial instruments that have been derecognized during the year	(1,948)	(1,885)	(2,506)
New instruments originated or purchased	2,901	1,666	2,108
Financial assets at end of period	(805,274)	(639,264)
Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(495)	(113)
Transfer to lifetime expected credit losses		0
Net effect of changes in allowance for expected credit losses	(20)	38
Financial instruments that have been derecognized during the year	(193)	(86)
New instruments originated or purchased	1,508	430
Financial assets at end of period	(1,790)	(495)	(113)
Loss allowance | FVOCI
Credit risk
Financial assets at beginning of period	(43)	0
Financial instruments that have been derecognized during the year	(17)
New instruments originated or purchased		43
Financial assets at end of period	(26)	(43)	0
Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(41,165)	(99,307)
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	(2,477)	13,459
Financial instruments that have been derecognized during the year	(14,715)	(28,036)
New instruments originated or purchased	17,343	12,828
Write-offs	0	(56,532)
Recoveries	160	139
Financial assets at end of period	(41,476)	(41,165)	(99,307)
Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(2,904)	(3,044)
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0
Net effect of changes in allowance for expected credit losses	(54)	79
Financial instruments that have been derecognized during the year	(1,948)	(1,885)
New instruments originated or purchased	2,901	1,666
Financial assets at end of period	(3,803)	(2,904)	(3,044)
Stage 3 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	0	0
Transfer to lifetime expected credit losses		0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Financial assets at end of period	0	0	0
Stage 3 | Loss allowance | FVOCI
Credit risk
Financial assets at beginning of period	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Financial assets at end of period	0	0	0
Stage 3 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(4,588)	(54,573)
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0
Transfer to credit-impaired financial instruments		2,100
Net effect of changes in allowance for expected credit losses	438	(118)
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Write-offs	0	(52,106)
Recoveries	160	139
Financial assets at end of period	(5,186)	(4,588)	(54,573)
Stage 3 | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	0	0
Transfer to lifetime expected credit losses	0	0
Transfer to 12-month expected credit losses	0
Net effect of changes in allowance for expected credit losses	0	0
Financial instruments that have been derecognized during the year	0	0
New instruments originated or purchased	0	0
Financial assets at end of period	0	0	0
Stage 1 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(462)	(103)
Transfer to lifetime expected credit losses		(10)
Net effect of changes in allowance for expected credit losses	(20)	15
Financial instruments that have been derecognized during the year	(160)	(76)
New instruments originated or purchased	1,508	430
Financial assets at end of period	(1,790)	(462)	(103)
Stage 1 | Loss allowance | FVOCI
Credit risk
Financial assets at beginning of period	(43)	0
Financial instruments that have been derecognized during the year	(17)
New instruments originated or purchased		43
Financial assets at end of period	(26)	(43)	0
Stage 1 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(16,661)	(28,892)
Transfer to lifetime expected credit losses	(158)	(886)
Transfer to 12-month expected credit losses	243
Transfer to credit-impaired financial instruments		0
Net effect of changes in allowance for expected credit losses	(874)	134
Financial instruments that have been derecognized during the year	(13,100)	(24,307)
New instruments originated or purchased	17,343	12,828
Write-offs	0	0
Recoveries	0	0
Financial assets at end of period	(20,115)	(16,661)	(28,892)
Stage 1 | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(2,426)	(2,683)
Transfer to lifetime expected credit losses	(53)	(96)
Transfer to 12-month expected credit losses	87
Net effect of changes in allowance for expected credit losses	(96)	37
Financial instruments that have been derecognized during the year	(1,793)	(1,864)
New instruments originated or purchased	2,901	1,666
Financial assets at end of period	(3,472)	(2,426)	(2,683)
Stage 2 | Stage 2 | Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	(33)	(10)
Transfer to lifetime expected credit losses		10
Net effect of changes in allowance for expected credit losses	0	23
Financial instruments that have been derecognized during the year	(33)	(10)
New instruments originated or purchased	0	0
Financial assets at end of period	0	(33)	(10)
Stage 2 | Stage 2 | Loss allowance | FVOCI
Credit risk
Financial assets at beginning of period	0	0
Financial instruments that have been derecognized during the year	0
New instruments originated or purchased		0
Financial assets at end of period	0	0	0
Stage 2 | Stage 2 | Loss allowance | Loans at amortized cost
Credit risk
Financial assets at beginning of period	(19,916)	(15,842)
Transfer to lifetime expected credit losses	158	886
Transfer to 12-month expected credit losses	(243)
Transfer to credit-impaired financial instruments		(2,100)
Net effect of changes in allowance for expected credit losses	(2,041)	13,443
Financial instruments that have been derecognized during the year	(1,615)	(3,729)
New instruments originated or purchased	0	0
Write-offs	0	(4,426)
Recoveries	0	0
Financial assets at end of period	(16,175)	(19,916)	(15,842)
Stage 2 | Stage 2 | Loss allowance | Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	(478)	(361)
Transfer to lifetime expected credit losses	53	96
Transfer to 12-month expected credit losses	(87)
Net effect of changes in allowance for expected credit losses	42	42
Financial instruments that have been derecognized during the year	(155)	(21)
New instruments originated or purchased	0	0
Financial assets at end of period	$ (331)	$ (478)	$ (361)